Stockholders' Equity - Additional Information (Detail) (EUR €) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Capital stock, authorized shares	1,076,257,500	1,076,257,500
Common stock, Authorized shares	430,503,000	430,503,000
Preferred stock, shares authorized	645,754,500	645,754,500
Common stock, issued and paid	251,751,500	251,751,500
Common stock, par value	€ 0.20	€ 0.20
Nominal stock capital	€ 50	€ 50